COMMON SHARES - Reconciliation (Details) - CAD CAD in Millions	1 Months Ended			12 Months Ended
	Nov. 30, 2016	Jan. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Increase (decrease) in equity
Outstanding at the beginning of the period (in shares)				864,000,000
Outstanding at the beginning of the period				CAD 20,099
Exercise of options (in shares)				1,331,000
Repurchase of shares (in shares)		(305,407)	(6,784,738)
Repurchase of shares		CAD (14)	CAD (294)
Issued under public offerings (in shares)	60,200,000
Outstanding at the end of the period (in shares)				881,000,000	864,000,000
Outstanding at the end of the period				CAD 21,167	CAD 20,099
Weighted Average Common Shares Outstanding
Basic (in shares)				872,000,000	759,000,000	709,000,000
Diluted (in shares)				874,000,000	760,000,000	709,000,000
Common Shares
Increase (decrease) in equity
Outstanding at the beginning of the period (in shares)		702,614,000		863,759,000	702,614,000	708,662,000
Outstanding at the beginning of the period		CAD 12,102		CAD 20,099	CAD 12,102	CAD 12,202
Exercise of options (in shares)				1,331,000	1,683,000	737,000
Exercise of options				CAD 62	CAD 74	CAD 30
Repurchase of shares (in shares)					(305,000)	(6,785,000)
Repurchase of shares		CAD (6)	CAD (130)		CAD (6)	CAD (130)
Issued under public offerings (in shares)					156,825,000
Issued under public offerings					CAD 7,752
Dividend reinvestment and share purchase plan (in shares)				12,824,000	2,942,000
Dividend reinvestment and share purchase plan				CAD 790	CAD 177
At-the-market equity issuance program (in shares)				3,462,000
At-the-market equity issuance program				CAD 216
Outstanding at the end of the period (in shares)			702,614,000	881,376,000	863,759,000	702,614,000
Outstanding at the end of the period			CAD 12,102	CAD 21,167	CAD 20,099	CAD 12,102
Weighted Average Common Shares Outstanding
Basic (in shares)				872,000,000	759,000,000	709,000,000
Diluted (in shares)				874,000,000	760,000,000	709,000,000